Note 1 - Summary of Significant Accounting Policies - Summary of Weighted Average Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic (in shares)	3,277,062	3,270,996	3,270,878
Diluted (in shares)	3,338,151	3,306,503	3,277,198